UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  4/30

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

Cash Account Trust-Money Market Portfolio
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 15.2%
Abbey National Treasury Services PLC, 0.46%, 2/2/2011	12,500,000	12,500,000
Banco Bilbao Vizcaya Argentaria SA:
0.45%, 3/1/2011	20,000,000	20,000,000
0.5%, 2/14/2011	6,500,000	6,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.38%, 5/16/2011	25,000,000	25,000,000
BNP Paribas:
0.41%, 3/17/2011	10,000,000	10,000,122
0.45%, 7/25/2011	7,000,000	6,999,661
0.55%, 5/13/2011	7,000,000	7,000,780
Dexia Credit Local, 144A, 2.375%, 9/23/2011	8,000,000	8,090,137
International Finance Corp., 3.0%, 11/15/2011	6,000,000	6,121,967
Kommuninvest I Sverige, 0.55%, 4/19/2011	10,000,000	10,004,438
Landeskreditbank Baden-Wuerttemberg Foerderbank, 2.5%, 2/14/2011	15,000,000	15,011,183
Mizuho Corporate Bank Ltd.:
0.27%, 2/28/2011	15,200,000	15,200,000
0.28%, 3/14/2011	21,400,000	21,400,000
0.3%, 3/7/2011	14,000,000	14,000,000
0.31%, 5/3/2011	12,000,000	12,000,000
Natixis:
0.35%, 2/15/2011	20,000,000	20,000,000
0.35%, 2/22/2011	18,500,000	18,500,000
Nordea Bank Finland PLC:
0.28%, 3/3/2011	6,000,000	6,000,199
0.28%, 3/17/2011	9,250,000	9,249,944
0.28%, 4/14/2011	14,000,000	13,999,860
0.44%, 6/30/2011	10,000,000	10,001,237
0.6%, 2/8/2011	8,500,000	8,500,115
0.67%, 7/20/2011	15,000,000	15,018,907
Skandinaviska Enskilda Banken AB:
0.3%, 2/4/2011	22,000,000	22,000,000
0.3%, 3/4/2011	12,000,000	12,000,000
Societe Generale, 0.41%, 4/26/2011	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.:
0.25%, 2/7/2011	25,000,000	25,000,000
0.3%, 3/3/2011	25,000,000	25,000,000
0.3%, 5/3/2011	6,000,000	6,000,000

Total Certificates of Deposit and Bank Notes (Cost $391,098,550)		391,098,550
Commercial Paper 32.4%
Issued at Discount **
Abbey National North America LLC:
0.4%, 3/15/2011	12,000,000	11,994,400
0.455%, 2/1/2011	12,800,000	12,800,000
0.46%, 2/16/2011	10,000,000	9,998,083
Amstel Funding Corp., 0.32%, 3/15/2011	6,000,000	5,997,760
Archer-Daniels-Midland Co., 0.25%, 4/11/2011	12,000,000	11,994,250
Argento Variable Funding:
144A, 0.319%, 5/3/2011	6,500,000	6,494,742
144A, 0.32%, 2/2/2011	6,000,000	5,999,947
144A, 0.32%, 2/4/2011	15,500,000	15,499,587
144A, 0.36%, 2/9/2011	15,000,000	14,998,800
144A, 0.37%, 2/24/2011	7,500,000	7,498,227
ASB Finance Ltd., 0.501%, 2/9/2011	12,500,000	12,498,611
Atlantis One Funding Corp., 144A, 0.25%, 2/7/2011	12,500,000	12,499,479
Banco Bilbao Vizcaya Argentaria SA:
0.49%, 2/4/2011	10,000,000	9,999,592
0.5%, 2/16/2011	7,500,000	7,498,438
0.5%, 2/18/2011	7,000,000	6,998,347
Caisse d'Amortissement de la Dette Sociale:
0.25%, 2/7/2011	7,150,000	7,149,702
0.26%, 2/22/2011	10,000,000	9,998,483
0.26%, 3/15/2011	12,000,000	11,996,360
0.28%, 4/26/2011	21,000,000	20,986,280
Coca-Cola Co., 0.21%, 3/14/2011	12,500,000	12,497,010
Google, Inc., 0.4%, 9/16/2011	8,000,000	7,979,822
Grampian Funding LLC:
144A, 0.3%, 2/11/2011	6,000,000	5,999,500
144A, 0.36%, 2/3/2011	18,000,000	17,999,640
144A, 0.36%, 2/11/2011	6,500,000	6,499,350
144A, 0.37%, 2/17/2011	15,000,000	14,997,533
144A, 0.37%, 3/1/2011	6,000,000	5,998,273
Hannover Funding Co., LLC, 0.35%, 2/14/2011	3,000,000	2,999,621
Honeywell International, Inc., 0.2%, 2/28/2011	10,000,000	9,998,500
Johnson & Johnson, 144A, 0.22%, 4/7/2011	13,000,000	12,994,836
Kells Funding LLC:
144A, 0.26%, 2/4/2011	17,500,000	17,499,621
144A, 0.3%, 3/18/2011	12,000,000	11,995,500
144A, 0.33%, 4/19/2011	6,000,000	5,995,765
144A, 0.35%, 5/18/2011	3,000,000	2,996,908
144A, 0.36%, 5/17/2011	24,000,000	23,974,800
144A, 0.4%, 7/1/2011	8,000,000	7,986,667
Kreditanstalt fuer Wiederaufbau:
144A, 0.2%, 2/14/2011	12,000,000	11,999,133
144A, 0.23%, 2/15/2011	10,000,000	9,999,106
144A, 0.245%, 2/24/2011	8,000,000	7,998,748
Liberty Street Funding LLC, 144A, 0.25%, 2/10/2011	12,500,000	12,499,219
Matchpoint Master Trust, 0.27%, 2/28/2011	25,000,000	24,994,937
Nieuw Amsterdam Receivables Corp., 144A, 0.26%, 2/18/2011	6,000,000	5,999,263
Nissan Motor Acceptance Corp., 0.33%, 2/9/2011	4,000,000	3,999,707
NRW.Bank:
0.29%, 4/5/2011	15,000,000	14,992,387
0.3%, 5/2/2011	12,000,000	11,991,000
0.32%, 3/8/2011	13,150,000	13,145,909
0.345%, 4/12/2011	15,000,000	14,989,938
0.42%, 3/31/2011	25,000,000	24,983,083
0.43%, 3/31/2011	8,000,000	7,994,458
Oesterreichische Kontrollbank AG, 0.245%, 2/28/2011	8,000,000	7,998,530
Old Line Funding LLC, 144A, 0.26%, 3/9/2011	10,226,000	10,223,341
Pacific Gas & Electric Co., 144A, 0.33%, 2/4/2011	4,848,000	4,847,867
PepsiCo, Inc., 0.18%, 2/11/2011	24,000,000	23,998,800
Procter & Gamble Co., 0.2%, 4/8/2011	12,500,000	12,495,417
Santander Central Hispano Finance Delaware, Inc., 0.5%, 3/11/2011	15,500,000	15,491,819
Scaldis Capital LLC:
0.22%, 2/1/2011	50,000,000	50,000,000
0.3%, 2/2/2011	10,000,000	9,999,917
Sheffield Receivables Corp., 144A, 0.3%, 4/4/2011	6,500,000	6,496,642
Shell International Finance BV:
0.4%, 5/2/2011	5,000,000	4,995,000
0.5%, 2/4/2011	8,000,000	7,999,667
Societe de Prise de Participation de l'Etat, 144A, 0.24%, 2/24/2011	8,000,000	7,998,773
Societe Generale North America, Inc., 0.33%, 2/1/2011	12,000,000	12,000,000
Standard Chartered Bank, 0.3%, 2/22/2011	12,500,000	12,497,813
Straight-A Funding LLC:
144A, 0.23%, 3/2/2011	18,000,000	17,996,665
144A, 0.25%, 3/10/2011	12,000,000	11,996,917
Swedish Housing Finance Corp., 144A, 0.5%, 4/14/2011	15,000,000	14,985,000
Thunder Bay Funding LLC, 144A, 0.24%, 2/9/2011	12,500,000	12,499,333
Victory Receivables Corp.:
144A, 0.26%, 2/10/2011	15,000,000	14,999,025
144A, 0.26%, 2/23/2011	12,500,000	12,498,014
144A, 0.27%, 3/7/2011	15,000,000	14,996,175
Walt Disney Co., 0.22%, 4/21/2011	12,500,000	12,493,965

Total Commercial Paper (Cost $836,410,002)		836,410,002
Short Term Notes * 20.2%
Abbey National Treasury Services PLC:
0.453%, 3/7/2011	11,000,000	11,000,000
0.57%, 11/2/2011	12,500,000	12,500,000
Australia & New Zealand Banking Group Ltd., 144A, 0.41%, 1/20/2012	12,500,000	12,500,000
Bank of Nova Scotia:
0.35%, 9/12/2011	7,000,000	7,000,000
0.43%, 12/8/2011	8,000,000	8,000,000
Barclays Bank PLC:
0.581%, 7/19/2011	15,000,000	15,000,000
0.66%, 4/21/2011	22,000,000	22,000,000
BNP Paribas:
0.36%, 3/22/2011	12,000,000	12,000,876
0.464%, 8/22/2011	25,000,000	25,000,000
0.553%, 4/26/2011	18,000,000	18,000,000
Canadian Imperial Bank of Commerce:
0.26%, 5/12/2011	20,000,000	20,000,000
0.27%, 4/26/2011	10,000,000	10,000,000
0.44%, 4/26/2011	20,000,000	20,000,000
Commonwealth Bank of Australia, 144A, 0.361%, 2/3/2012	12,000,000	12,000,000
DnB NOR Bank ASA, 144A, 0.295%, 4/26/2011	12,000,000	12,000,000
Intesa Sanpaolo SpA, 0.35%, 10/27/2011	12,000,000	12,000,000
JPMorgan Chase Bank NA, 0.26%, 5/31/2011	11,500,000	11,500,000
Kells Funding LLC, 144A, 0.4%, 12/1/2011	10,000,000	10,000,000
National Australia Bank Ltd., 0.321%, 6/10/2011	15,000,000	15,000,000
Nordea Bank Finland PLC:
0.535%, 2/3/2012	3,000,000	3,006,155
0.603%, 10/14/2011	10,000,000	10,020,406
0.603%, 10/20/2011	12,500,000	12,526,191
Rabobank Nederland NV:
0.261%, 3/11/2011	16,000,000	16,000,000
0.301%, 5/13/2011	14,000,000	14,000,007
0.341%, 1/10/2012	8,000,000	8,000,000
144A, 0.354%, 12/16/2011	12,000,000	12,000,000
144A, 2.052%, 4/7/2011	55,000,000	55,000,000
Royal Bank of Canada:
0.26%, 2/24/2011	6,000,000	6,000,000
0.39%, 8/12/2011	11,300,000	11,300,000
Societe Generale:
0.4%, 4/21/2011	10,000,000	10,000,000
0.4%, 5/19/2011	24,000,000	24,000,000
Toronto-Dominion Bank, 0.26%, 2/4/2011	12,500,000	12,500,000
Westpac Banking Corp.:
0.301%, 3/15/2011	4,500,000	4,499,893
0.303%, 4/14/2011	18,000,000	18,000,000
0.307%, 6/1/2011	8,000,000	8,000,000
0.35%, 10/12/2011	16,000,000	16,000,000
0.44%, 1/10/2012	14,000,000	14,000,000

Total Short Term Notes (Cost $520,353,528)		520,353,528
Government & Agency Obligations 13.5%
Foreign Government Obligations 0.5%
Kingdom of Denmark, 2.75%, 11/15/2011	11,500,000	11,708,186
Other Government Related (a) 1.0%
European Investment Bank:
0.23%, 2/16/2011	10,000,000	9,999,041
2.625%, 5/16/2011	7,000,000	7,045,955
2.625%, 11/15/2011	8,000,000	8,139,134

		25,184,130
US Government Sponsored Agencies 4.7%
Federal Farm Credit Bank:
0.241% *, 11/2/2011	12,250,000	12,249,540
0.259% **, 10/20/2011	5,000,000	4,990,575
0.319% **, 12/16/2011	10,200,000	10,171,168
Federal Home Loan Bank:
0.24%, 10/28/2011	14,000,000	13,993,401
0.25%, 10/28/2011	14,000,000	13,999,147
0.269% **, 9/12/2011	10,000,000	9,983,275
0.43%, 2/22/2011	4,500,000	4,500,003
0.54%, 5/24/2011	4,400,000	4,400,108
Federal National Mortgage Association:
0.157% **, 3/14/2011	14,500,000	14,497,358
0.16% *, 7/27/2011	12,500,000	12,496,020
0.184% **, 6/16/2011	12,500,000	12,491,328
4.68%, 6/15/2011	7,000,000	7,113,284

		120,885,207
US Treasury Obligations 7.3%
US Treasury Bills:
0.155% **, 7/28/2011	996,000	995,241
0.16% **, 3/10/2011	20,000,000	19,996,711
0.208% **, 9/22/2011	12,500,000	12,483,415
US Treasury Notes:
0.875%, 3/31/2011	7,500,000	7,507,809
0.875%, 5/31/2011	39,500,000	39,574,124
1.0%, 9/30/2011	25,000,000	25,123,191
4.5%, 2/28/2011	9,000,000	9,027,321
4.5%, 11/30/2011	7,000,000	7,241,806
4.625%, 8/31/2011	24,000,000	24,602,125
4.625%, 10/31/2011	11,000,000	11,352,981
4.75%, 3/31/2011	24,000,000	24,174,091
5.125%, 6/30/2011	7,500,000	7,650,762

		189,729,577

Total Government & Agency Obligations (Cost $347,507,100)		347,507,100
Time Deposit 4.0%
Citibank NA, 0.2%, 2/1/2011 (Cost $103,958,000)	103,958,000	103,958,000
Municipal Bonds and Notes 1.1%
Henrico County, VA, Economic Development Authority, Residential Care Facility Revenue, Westminster Canterbury Management Corp., 0.33% ***, 10/1/2037, LOC: Branch Banking & Trust	4,085,000	4,085,000
Suffolk County, NY, Tax Anticipation Notes, 3.0%, 8/11/2011	25,000,000	25,312,845

Total Municipal Bonds and Notes (Cost $29,397,845)		29,397,845
Repurchase Agreements 14.8%
Barclays Capital PLC, 0.21%, dated 1/31/2011, to be repurchased at $52,000,303 on 2/1/2011 (b)	52,000,000	52,000,000
JPMorgan Securities, Inc., 0.21%, dated 1/31/2011, to be repurchased at $27,000,158 on 2/1/2011 (c)	27,000,000	27,000,000
Merrill Lynch & Co., Inc., 0.19%, dated 1/31/2011, to be repurchased at $155,000,818 on 2/1/2011 (d)	155,000,000	155,000,000
Merrill Lynch & Co., Inc., 0.22%, dated 1/31/2011, to be repurchased at $23,134,568 on 2/1/2011 (e)	23,134,427	23,134,427

Morgan Stanley & Co., Inc., 0.22%, dated 1/31/2011, to be repurchased at $76,000,464 on 2/1/2011 (f)	76,000,000	76,000,000
The Goldman Sachs & Co., 0.21%, dated 1/31/2011, to be repurchased at $50,000,292 on 2/1/2011 (g)	50,000,000	50,000,000

Total Repurchase Agreements (Cost $383,134,427)		383,134,427

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,611,859,452) †	101.2	2,611,859,452
Other Assets and Liabilities, Net	(1.2)	(31,746,136)

Net Assets	100.0	2,580,113,316

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of January 31, 2011.

†	The cost for federal income tax purposes was $2,611,859,452.
(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	Collateralized by $50,600,000 US Treasury Note, 5.0%, maturing on 8/15/2011 with a value of $53,061,124.
(c)	Collateralized by $27,084,737 Federal Home Loan Mortgage Corp., with various coupon rates from 2.0-6.0%, with various maturity dates of 10/15/2020-4/15/2030 with a value of $27,540,378.
(d)	Collateralized by $150,729,400 US Treasury Note, 5.0%, maturing on 8/15/2011 with a value of $158,100,061.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,601,000	Federal Farm Credit Bank	0.15-5.24	6/20/2011- 9/23/2024	7,730,711
5,560,000	Federal Home Loan Bank	0.164-4.5	8/17/2011- 11/15/2012	5,689,950
712,000	Federal Home Loan Mortgage Corp.	2.5	4/23/2014	742,962
2,389,000	Federal Home Loan Mortgage Corp. STRIPS	Zero Coupon	9/15/2017	1,925,797
5,035,000	Federal National Mortgage Association	Zero Coupon-8.1	3/14/2011- 8/12/2019	5,829,651
2,442,000	Federal National Mortgage Association STRIPS	Zero Coupon	5/15/2020	1,678,216
Total Collateral Value				23,597,287

(f)	Collateralized by $76,805,796 Federal Home Loan Mortgage Corp., with various coupon rates from 3.0-4.5%, with various maturity dates of 1/1/2026-8/1/2040 with a value of $77,520,001.
(g)	Collateralized by $50,506,201 Government National Mortgage Association, 3.0%, maturing on 12/16/2038 with a value of $51,000,000.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(h)	$—	$2,228,725,025	$—	$2,228,725,025
Repurchase Agreements	—	383,134,427	—	383,134,427
Total	$—	$2,611,859,452	$—	$2,611,859,452

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011